Subsequent Events - Additional Information (Detail) (Subsequent Event)	0 Months Ended
	Feb. 13, 2014 USD ($)	Feb. 13, 2014 ZAR
Subsequent Event [Line Items]
Final dividend declared	$ 0.02	0.22